Related Party Transactions (Details) - Schedule of Related Parties Transaction	6 Months Ended
Jun. 30, 2023
Shengda Group [Member]
Related Party Transaction [Line Items]
Name of related parties	Shengda Group
Relationship with the Group	An entity ultimately controlled by Mr. Ye Zaichang, SunCar’s Chief Executive Officer
Automobile Service Group Ltd. [Member]
Related Party Transaction [Line Items]
Name of related parties	Automobile Service Group Ltd.
Relationship with the Group	Principal shareholder of the Company